RESULTS FOR THE YEAR (Tables)	12 Months Ended
Dec. 31, 2019
RESULTS FOR THE YEAR
Schedule of disaggregates of revenue by type of payment and collaboration partner under agreements

(DKK million)	2019	2018	2017
Revenue:
Royalties	3,155	1,741	1,061
Milestone payments	1,869	687	1,133
License fees	—	348	90
Reimbursement income	342	249	81
Total	5,366	3,025	2,365

Revenue split by collaboration partner:
Janssen (DARZALEX/Daratumumab & DuoBody)	4,983	2,390	2,214
Novartis (Arzerra/Ofatumumab)	23	338	48
Other collaboration partners	360	297	103
Total	5,366	3,025	2,365

Schedule of segment disclosures in the financial statements as the group’s business activities.

	2019		2018		2017
		Non-current		Non-current		Non-current
(DKK million)	Revenue	assets	Revenue	assets	Revenue	assets
Denmark	5,366	387	3,025	454	2,365	105
Netherlands	—	252	—	167	—	127
USA	—	68	—	11	—	6
Japan	—	—	—	—	—	—
Total	5,366	707	3,025	632	2,365	238

Schedule of staff cost

(DKK million)	2019	2018	2017
Wages and salaries	489	308	230
Share-based compensation	147	91	76
Defined contribution plans	39	24	19
Other social security costs	72	23	18
Government grants	(96)	(86)	(64)
Total	651	360	279

Staff costs are included in the income statement as follows:
Research and development expenses	572	324	249
General and administrative expenses	175	122	94
Government grants related to research and development expenses	(96)	(86)	(64)
Total	651	360	279

Average number of FTE	471	313	235
Number of FTE at year-end	548	377	257

Fair value of each warrant granted

Weighted Average	2019	2018	2017
Fair value per warrant on grant date	425.80	386.61	366.78
Share price	1,483.58	1,034.66	1,123.91
Exercise price	1,483.58	1,034.66	1,123.91
Expected dividend yield	0%	0%	0%
Expected stock price volatility	34.2%	41.7%	38.5%
Risk-free interest rate	(0.56)%	(0.01)%	(0.38)%
Expected life of warrants	5 years	5 years	5 years

Schedule of corporate and deferred Tax

(DKK million)	2019	2018	2017
Current tax on result	444	161	133
Adjustment to prior years	—	—	(1)
Adjustment to deferred tax	294	458	626
Adjustment to valuation allowance	(45)	(479)	(798)
Total tax for the period in the income statement	693	140	(40)

Schedule of reconciliation of effective tax rate

(DKK million)	2019	2018	2017
Net result before tax	2,859	1,612	1,064

Computed 22% (2018 & 2017: 22%)	629	355	234

Tax effect of:
Recognition of previously unrecognized tax losses and deductible temporary differences	(19)	(267)	(286)
Non-deductible expenses/non-taxable income and other permanent differences, net	75	53	14
All other	8	(1)	(2)

Total tax effect	64	(215)	(274)

Total tax for the period in the income statement	693	140	(40)

Total tax for the period in shareholders' equity	(24)	(89)	(72)

Schedule of components of the deferred tax asset

(DKK million)	2019	2018
Tax deductible losses	359	653
Share-Based Instruments	130	119
Capitalized R&D Costs	—	4
Other temporary differences	1	8
	490	784
Valuation allowance	(351)	(398)
Total deferred tax assets	139	386

Schedule of net result

(DKK million)	2019	2018	2017
Net result	2,166	1,472	1,104

Schedule of Result Per Share

(Shares)	2019	2018	2017

Average number of shares outstanding	63,126,771	61,383,972	60,934,308
Average number of treasury shares	(163,958)	(116,466)	(100,000)
Average number of shares excl. treasury shares	62,962,813	61,267,506	60,834,308
Average number of share-based instruments, dilution	674,030	777,491	1,259,874
Average number of shares, diluted	63,636,843	62,044,997	62,094,182
Basic net result per share	34.40	24.03	18.14
Diluted net result per share	34.03	23.73	17.77